NOTES TO THE CONSOLIDATED STATEMENTS OF CASH FLOWS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
NOTES TO THE CONSOLIDATED STATEMENTS OF CASH FLOWS
Non-cash additions to right-of-use assets	$ 0	$ 0
Non-cash additions to lease liabilities	$ 0	$ 0